Schedule of Pro Forma Financial Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Net revenue	$ 7,438,000	$ 6,135,000
Operating loss from continuing operations	(4,539,000)	(8,689,000)
Net loss	$ (11,313,000)	$ (8,735,000)